MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.16

Client Name:
Client Project Name:	MFA 2022-NQM1
Start - End Dates:	5/3/2018 - 10/22/2021
Deal Loan Count:	288

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER3654	Borrower(s) do not meet guideline requirements for citizenship status	1
Credit	DTI	CRDDTI106	Debt Ratio Exception >5% and <10%	1
Credit	DTI	CRDDTI134	Debt Ratio Exception =>10%	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV3030	CLTV Exceeds Guideline Requirement by less than 5%	1
Credit	Income/Employment	CRDINC126	Length of employment/self-employment does not meet guidelines	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Insurance	CRDINSR822	Insurance Effective date is greater than the transaction date	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4289	TRID - CD: The difference between the adjustments and credits per sections K and L does not equal the Adjustments and Other Credits in the Calculating Costs to Close section	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4463	TRID - Assumption selection on the CD does not match the clause in the mortgage.	1
Compliance	Federal Consumer Protection	CMPFDCP849	TILA - Required ARM Loan Program Disclosure missing	1
Compliance	State Rate Spread	CMPSRS2051	CA Higher-Priced Loan	3
Total				22

©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.